Shareholder Report, Average Annual Return (Details) WE0000000002526A_Dimensional International Sustainability Core 1 ETF_Single_TSR Annual {Single}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional International Sustainability Core 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional International Sustainability Core 1 ETF – NAV
Average Annual Return, Percent	24.93%	20.46%
MSCI World ex USA IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent	23.90%	19.34%